Consolidated Income Statements (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Consolidated Income Statements [Abstract]
Increase in redeemable noncontrolling interest to redemption value	$ 8,237